CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 114	$ 779
Accounts receivable	20	11
Total Current Assets	134	790
Long-term Assets:
Property and equipment, net	41	46
Long term prepaid expenses	2	2
Restricted cash	21	20
Total Long Term Assets	64	68
Total Assets	198	858
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Trade payables	39	48
Related parties payable	275	168
Accrued expenses and other liabilities	157	108
Total Current Liabilities	471	324
Commitments and Contingent Liabilities
Shareholders' Equity (deficit):
Stock capital - Common shares of $0.001 par value per share 200,000,000 shares of common stock authorized; 28,136,775 and 28,499,993 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	28	28
Preferred stock of $0.001 par value per share 20,000,000 shares of preferred stock authorized;11,782,997 issued and outstanding at June 30, 2013 and December 31, 2012	12	12
Additional paid-in capital	9,006	8,616
(Deficit) accumulated during the development stage	(9,319)	(8,122)
Total Shareholders' Equity (deficit)	(273)	534
Total Liabilities and Shareholders' Equity	$ 198	$ 858